Significant accounting judgements and estimates (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Significant accounting judgements and estimates
Impairment loss of goodwill	$ 0	$ 0
Goodwill	$ 16,735,211	$ 16,735,211